UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS REGISTERED MANAGEMENT

INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-3967

FIRST INVESTORS INCOME FUNDS

(Exact name of registrant as specified in charter)

110 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

First Investors Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30, 2010

DATE OF REPORTING PERIOD: JUNE 30, 2010

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
June 30, 2010

Principal				Interest
Amount		Security		Rate*	Value
		CORPORATE NOTES-49.9%
		Abbott Laboratories:
$ 5,000	M	7/20/10	(a)	0.21%	$ 4,999,446
1,500	M	5/15/11		0.69	1,563,750
5,000	M	AT&T, Inc., 7/30/10	(a)	0.20	4,999,194
4,000	M	Brown-Forman Corp., 7/12/10	(a)	0.26	3,999,682
3,000	M	Campbell Soup Co., 7/6/10	(a)	0.19	2,999,921
3,500	M	Coca-Cola Co., 9/16/10	(a)	0.23	3,498,278
3,500	M	Dell, Inc., 7/22/10	(a)	0.15	3,499,694
5,000	M	Emerson Electric Co., 7/12/10	(a)	0.24	4,999,633
2,900	M	General Electric Capital Corp., 2/1/11		0.73	2,975,426
2,000	M	Hewlett-Packard, Co., 7/20/10	(a)	0.19	1,999,799
5,000	M	Honeywell International, 9/28/10	(a)	0.25	4,996,910
3,000	M	Johnson & Johnson, 9/30/10	(a)	0.17	2,998,711
3,800	M	Madison Gas & Electric Co., 7/15/10		0.20	3,799,704
5,000	M	Merck & Co., Inc., 9/3/10	(a)	0.29	4,997,420
5,000	M	PepsiCo, Inc., 8/26/10	(a)	0.14	4,998,911
4,500	M	Toyota Motor Credit Corp., 7/8/10		0.40	4,499,650
2,000	M	United Technologies Corp., 7/6/10	(a)	0.18	1,999,950
5,000	M	Walt Disney Co., 7/27/10	(a)	0.17	4,999,386
Total Value of Corporate Notes (cost $68,825,465)					68,825,465
		U.S. GOVERNMENT AGENCY OBLIGATIONS-19.7%
		Fannie Mae:
4,100	M	7/21/10		0.17	4,099,613
2,000	M	7/28/10		0.18	1,999,730
8,500	M	10/4/10		0.17	8,496,187
		Federal Home Loan Bank:
5,000	M	8/11/10		0.13	4,999,260
1,000	M	12/27/10		0.34	1,000,250
1,000	M	4/6/11		0.23	1,000,600
2,500	M	4/12/11		0.55	2,500,000
3,000	M	Freddie Mac, 9/14/10		0.23	2,998,561
Total Value of U.S. Government Agency Obligations (cost $27,094,201)					27,094,201
		FLOATING RATE NOTES-13.5%
5,700	M	Mississippi Business Finance Corp. (Chevron USA, Inc.), 12/1/30		0.09	5,700,000
4,025	M	Monongallia Health Systems, 7/1/40 (LOC: JP Morgan)		0.36	4,025,000
3,060	M	University of Oklahoma Hospital Rev. Series "B" 8/15/21 (LOC: Bank of America)		0.35	3,060,000
5,835	M	Valdez, Alaska Marine Terminal Rev. (Exxon Pipeline Co., Project B), 12/1/33		0.09	5,835,000
Total Value of Floating Rate Notes (cost $18,620,000)					18,620,000
		CERTIFICATES OF DEPOSIT-3.8%
5,300	M	Citibank, NA, 9/3/10 (cost $5,300,625)		0.62	5,300,625
		U.S. GOVERNMENT FDIC GUARANTEED DEBT-2.9%
3,950	M	Morgan Stanley, 12/1/10 (cost $3,992,745)		0.30	3,992,745
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-10.9%
		U.S. Treasury Bills:
5,000	M	7/15/10		0.14	4,999,724
10,000	M	8/26/10		0.12	9,998,133
Total Value of Short-Term U.S. Government Obligations (cost $14,997,857)					14,997,857
Total Value of Investments (cost $138,830,893)**		100.7%			138,830,893
Excess of Liabilities Over Other Assets		(.7)			(1,002,849)
Net Assets		100.0%			$ 137,828,044

*	The interest rates shown are the effective rates at the time of purchase by the
Fund. The interest rates shown on floating rate notes are adjusted periodically;
the rates shown are the rates in effect at June 30, 2010.

**	Aggregate cost for federal income tax purposes is the same.

(a)	Security exempt from registration under Secton 4(2) of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At June 30, 2010, the Fund held fourteen Section 4(2)
securities with an aggregate value of $55,986,935 representing 40.6% of the
Fund's net assets.

Summary of Abbreviations:
LOC Letter of Credit

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Corporate Notes	$-	$68,825,465	$-	$68,825,465
U.S. Government Agency Obligations	-	27,094,201	-	27,094,201
Floating Rate Notes:
Municipal Bonds	-	14,595,000	-	14,595,000
Corporate Notes	-	4,025,000	-	4,025,000
Certificates of Deposit	-	5,300,625	-	5,300,625
U.S. Government FDIC Guaranteed Debt	-	3,992,745	-	3,992,745
Short-Term U.S. Government Obligations	-	14,997,857	-	14,997,857
Total Investments in Securities	$-	$138,830,893	$-	$138,830,893

There were no transfers into or from Level 1 or Level 2 by the Fund during the six months ended June 30, 2010.

Portfolio of Investments (unaudited)
GOVERNMENT FUND
June 30, 2010

Principal
Amount		Security		Value
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-99.3%
		Fannie Mae-15.9%
$ 11,044	M	5%, 7/1/2035 - 12/1/2039		$ 11,704,809
26,895	M	5.5%, 7/1/2033 - 10/1/2039		28,960,812
10,075	M	6%, 11/1/2033 - 7/1/2039		10,969,763
				51,635,384
		Government National Mortgage Association I Program-83.4%
5,000	M	4.5%, 6/15/2040		5,221,474
115,139	M	5%, 4/15/2033 - 7/21/2040		123,139,352
66,065	M	5.5%, 3/15/2033 - 10/15/2039		71,787,868
46,551	M	6%, 3/15/2031 - 4/15/2040		51,226,597
13,417	M	6.5%, 10/15/2028 - 3/15/2038		15,096,379
3,767	M	7%, 1/15/2030 - 4/15/2034		4,321,878
				270,793,548
Total Value of Residential Mortgage-Backed Securities (cost $307,276,875)				322,428,932
		SHORT-TERM INVESTMENTS-3.8%
		Money Market Fund
12,340	M	First Investors Cash Reserve Fund, .22% (cost $12,340,000)*		12,340,000
Total Value of Investments (cost $319,616,875)			103.1%	334,768,932
Excess of Liabilities Over Other Assets			(3.1)	(10,167,117)
Net Assets			100.0%	$ 324,601,815

*	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by
First Investors Management Company, Inc. Rate shown is
the 7-day yield at June 30, 2010.

At June 30, 2010, the cost of investments for federal income tax purposes was $319,616,875. Accumulated net
unrealized appreciation on investments was $15,152,057,
consisting entirely of unrealized appreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Residential Mortgage-Backed Securities	$-	$322,428,932	$-	$322,428,932
Money Market Fund	12,340,000	-	-	12,340,000
Total Investments in Securities	$12,340,000	$322,428,932	$-	$334,768,932

There were no transfers into or from Level 1 or Level 2 by the Fund during the six months ended June 30, 2010.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
June 30, 2010

Principal
Amount		Security			Value
		CORPORATE BONDS-97.3%
		Aerospace/Defense-1.6%
$ 1,800	M	BAE Systems Holdings, Inc., 4.95%, 2014		(a)	$ 1,954,496
4,000	M	Lockheed Martin Corp., 4.25%, 2019			4,213,372
					6,167,868
		Agriculture-1.3%
2,725	M	Cargill, Inc., 6%, 2017		(a)	3,127,286
1,900	M	Potash Corp. of Saskatchewan, Inc., 4.875%, 2020			2,025,259
					5,152,545
		Automotive-1.2%
4,000	M	Daimler Chrysler NA, LLC, 6.5%, 2013			4,480,360
		Chemicals-1.0%
3,000	M	Chevron Phillips Chemicals Co., LLC, 8.25%, 2019		(a)	3,788,925
		Consumer Durables-1.1%
2,100	M	Black & Decker Corp., 5.75%, 2016			2,380,113
1,600	M	Newell Rubbermaid, Inc., 6.75%, 2012			1,726,198
					4,106,311
		Energy-13.0%
3,900	M	Canadian Oil Sands, Ltd., 7.75%, 2019		(a)	4,713,154
4,800	M	DCP Midstream, LLC, 9.75%, 2019		(a)	6,183,029
1,800	M	Energy Transfer Partners, LP, 8.5%, 2014			2,087,219
850	M	Kinder Morgan Finance Co., 5.35%, 2011			858,500
1,275	M	Marathon Oil Corp., 7.5%, 2019			1,531,377
3,842	M	Maritime & Northeast Pipeline, LLC, 7.5%, 2014		(a)	4,229,851
2,800	M	Nabors Industries, Inc., 6.15%, 2018			3,006,791
		Nexen, Inc.:
2,000	M	5.05%, 2013			2,143,582
2,250	M	7.875%, 2032			2,702,286
1,800	M	6.4%, 2037			1,883,198
2,000	M	Northern Border Partners, LP, 7.1%, 2011			2,073,228
3,200	M	Pacific Energy Partners, LP, 6.25%, 2015			3,329,270
900	M	Plains All American Pipeline, LP, 8.75%, 2019			1,076,000
5,800	M	Spectra Energy Capital, LLC, 6.2%, 2018			6,438,313
4,400	M	Suncor Energy, Inc., 6.85%, 2039			5,071,682
2,700	M	Valero Energy Corp., 9.375%, 2019			3,275,551
					50,603,031
		Financial Services-12.6%
6,000	M	American Express Co., 7%, 2018			6,930,876

1,800	M	American General Finance Corp., 6.9%, 2017			1,442,250
5,040	M	Amvescap, PLC, 5.375%, 2013			5,260,253
2,500	M	Berkshire Hathaway, Inc., 3.2%, 2015			2,577,275
4,000	M	BlackRock, Inc., 5%, 2019			4,259,504
500	M	Caterpillar Financial Services Corp., 5.85%, 2017			569,743
3,260	M	CoBank, ACB, 7.875%, 2018		(a)	3,766,526
1,800	M	Compass Bank, 6.4%, 2017			1,816,780
		ERAC USA Finance Co.:
1,170	M	8%, 2011		(a)	1,207,979
2,200	M	6.375%, 2017		(a)	2,480,148
2,363	M	Ford Motor Credit Co., 9.75%, 2010			2,392,313
3,000	M	General Electric Capital Corp., 4.375%, 2015			3,158,088
		Harley-Davidson Funding Corp.:
1,800	M	5.75%, 2014		(a)	1,858,898
2,100	M	6.8%, 2018		(a)	2,214,559
4,000	M	Protective Life Corp., 7.375%, 2019			4,350,372
4,600	M	Prudential Financial, Inc., 4.75%, 2015			4,754,620
					49,040,184
		Financials-15.7%
1,900	M	Bank of America Corp., 5.65%, 2018			1,950,206
5,400	M	Barclays Bank, PLC, 5.125%, 2020			5,381,413
1,500	M	Bear Stearns Cos., Inc., 7.25%, 2018			1,754,161
		Citigroup, Inc.:
2,700	M	6.375%, 2014			2,870,397
4,400	M	6.125%, 2017			4,601,771
		Goldman Sachs Group, Inc.:
2,500	M	6.15%, 2018			2,622,820
900	M	6%, 2020			929,754
1,600	M	6.45%, 2036			1,533,341
2,750	M	6.75%, 2037			2,704,218
2,420	M	Hibernia Corp., 5.35%, 2014			2,454,115
5,000	M	JPMorgan Chase & Co., 6%, 2018			5,529,615
7,600	M	Merrill Lynch & Co., Inc., 5%, 2015			7,840,358
		Morgan Stanley:
5,800	M	5.95%, 2017			5,882,221
2,600	M	6.625%, 2018			2,729,269
2,900	M	Royal Bank of Scotland Group, PLC, 5%, 2014			2,723,515
3,000	M	SunTrust Bank, Inc., 6%, 2017			3,056,028
		UBS AG:
1,315	M	5.875%, 2016			1,386,312
885	M	5.875%, 2017			938,167
4,000	M	Wells Fargo & Co., 5.625%, 2017			4,379,460
					61,267,141
		Food/Beverage/Tobacco-8.1%
4,600	M	Altria Group, Inc., 10.2%, 2039			6,187,911
5,000	M	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 2020			5,398,075
1,100	M	Bottling Group, LLC , 5.5%, 2016			1,267,552
1,980	M	Bunge Limited Finance Corp., 5.875%, 2013			2,126,722
1,600	M	ConAgra Foods, Inc., 5.875%, 2014			1,810,614

4,000	M	Dr. Pepper Snapple Group, Inc., 6.82%, 2018			4,778,076
5,000	M	Lorillard Tobacco Co., 6.875%, 2020			5,088,170
4,600	M	Philip Morris International, Inc., 5.65%, 2018			5,040,100
					31,697,220
		Forest Products/Container-.7%
2,200	M	International Paper Co., 9.375%, 2019			2,846,050
		Health Care-4.8%
5,300	M	Biogen IDEC, Inc., 6.875%, 2018			6,048,243
2,400	M	Novartis, 5.125%, 2019			2,691,401
1,000	M	Pfizer, Inc., 6.2%, 2019			1,190,450
1,000	M	Roche Holdings, Inc., 6%, 2019		(a)	1,166,905
3,125	M	St. Jude Medical, Inc., 4.875%, 2019			3,388,303
3,000	M	Watson Pharmaceuticals, Inc., 5%, 2014			3,216,399
900	M	Wyeth, 5.5%, 2016			1,032,890
					18,734,591
		Information Technology-3.4%
3,000	M	Cisco Systems, Inc., 4.45%, 2020			3,173,034
3,000	M	Dell, Inc., 5.875%, 2019			3,377,247
3,208	M	Dun & Bradstreet Corp., 6%, 2013			3,504,618
900	M	Oracle Corp., 5%, 2019			1,000,202
		Pitney Bowes, Inc.:
900	M	5%, 2015			987,903
1,000	M	5.25%, 2037			1,015,289
					13,058,293
		Manufacturing-3.3%
1,750	M	Briggs & Stratton Corp., 8.875%, 2011			1,811,250
2,700	M	General Electric Co., 5.25%, 2017			2,940,535
2,100	M	Ingersoll-Rand Global Holdings Co., 6.875%, 2018			2,494,454
3,200	M	Johnson Controls, Inc., 5%, 2020			3,369,814
1,725	M	Tyco Electronics Group SA, 6.55%, 2017			1,983,917
					12,599,970
		Media-Broadcasting-6.3%
3,950	M	British Sky Broadcasting Group, PLC, 9.5%, 2018		(a)	5,287,300
4,000	M	Comcast Corp., 5.15%, 2020			4,195,768
		Cox Communications, Inc.:
2,000	M	4.625%, 2013			2,133,948
3,100	M	8.375%, 2039		(a)	4,227,675
4,000	M	DirecTV Holdings, LLC, 7.625%, 2016			4,350,156
3,700	M	Time Warner Cable, Inc., 6.75%, 2018			4,253,835
					24,448,682
		Media-Diversified-2.3%
		McGraw-Hill Cos., Inc.:
1,800	M	5.9%, 2017			1,998,767
2,300	M	6.55%, 2037			2,644,756
4,000	M	News America, Inc., 5.3%, 2014			4,449,108
					9,092,631
		Metals/Mining-5.0%
4,000	M	AngloGold Ashanti Holdings, PLC, 5.375%, 2020			4,068,724

4,000	M	ArcelorMittal, 6.125%, 2018			4,190,068
3,800	M	Newmont Mining Corp., 5.125%, 2019			4,079,334
2,595	M	Rio Tinto Finance USA, Ltd., 6.5%, 2018			2,962,333
4,000	M	Vale Overseas, Ltd., 5.625%, 2019			4,240,416
					19,540,875
		Real Estate Investment Trusts-3.3%
4,000	M	Boston Properties, LP, 5.875%, 2019			4,287,156
4,000	M	ProLogis, 7.625%, 2014			4,248,860
4,000	M	Simon Property Group, LP, 5.75%, 2015			4,402,572
					12,938,588
		Retail-General Merchandise-.5%
2,000	M	Home Depot, Inc., 5.875%, 2036			2,057,136
		Telecommunications-3.9%
4,000	M	AT&T, Inc., 5.8%, 2019			4,511,120
4,000	M	Deutsche Telekom Intl. Finance BV, 5.875%, 2013			4,382,340
3,300	M	GTE Corp., 6.84%, 2018			3,737,276
2,400	M	Verizon Wireless Capital, LLC, 5.55%, 2014			2,692,951
					15,323,687
		Transportation-1.2%
4,000	M	GATX Corp., 8.75%, 2014			4,716,028
		Utilities-6.1%
5,000	M	E. ON International Finance BV, 5.8%, 2018		(a)	5,649,565
		Electricite de France SA:
1,900	M	6.5%, 2019		(a)	2,214,574
2,100	M	6.95%, 2039		(a)	2,539,782
1,193	M	Entergy Gulf States, Inc., 5.25%, 2015			1,194,589
4,000	M	Exelon Generation Co., LLC, 6.2%, 2017			4,553,812
833	M	Great River Energy Co., 5.829%, 2017		(a)	935,393
3,000	M	Ohio Power Co., 5.375%, 2021			3,207,984
2,561	M	Sempra Energy, 9.8%, 2019			3,406,215
					23,701,914
		Waste Management-.9%
3,300	M	Allied Waste NA, Inc., 7.125%, 2016			3,543,497
Total Value of Corporate Bonds (cost $348,924,053)					378,905,527
		PASS THROUGH CERTIFICATES-.1%
		Transportation
409	M	American Airlines, Inc., 7.377%, 2019 (cost $399,174)			335,332
		SHORT-TERM INVESTMENTS-1.6%
		Money Market Fund
6,345	M	First Investors Cash Reserve Fund, .22% (cost $6,345,000)		(b)	6,345,000
Total Value of Investments (cost $355,668,227)			99.0%		385,585,859
Other Assets, Less Liabilities			1.0		3,875,554
Net Assets			100.00%		$ 389,461,413

(a)	Security exempt from registration under Rule 144A of
Securities Act of 1933. Certain restricted securities are
exempt from the registration requirements under Rule
144A of the Securities Act of 1933 and may only be sold
to qualified institutional investors. At June 30, 2010, the
Fund held eighteen 144A securities with an aggregate value of
$57,546,045 representing 14.8% of the Fund's net assets.

(b)	Affiliated unregistered money market fund available only
to First Investors funds and certain accounts managed by
First Investors Management Company, Inc. Rate shown is
the 7-day yield at June 30, 2010.

At June 30, 2010, the cost of investments for federal
income tax purposes was $355,668,227. Accumulated
net unrealized appreciation on investments was
$29,917,632, consisting of $31,074,426 gross unrealized
appreciation and $1,156,794 gross unrealized
depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2010:

	Level 1 -		Level 2 -	Level 3 -
	Quoted		Other Significant	Significant
	Prices		Observable Inputs	Unobservable Inputs	Total

Corporate Bonds		$-	$378,905,527	$-		$378,905,527
Pass Through Certificates		-	335,332	-		335,332
Money Market Fund		6,345,000	-	-		6,345,000
Total Investments in Securities*		$6,345,000	$379,240,859	$-		$385,585,859

There were no transfers into or from Level 1 or Level 2 by the Fund during the six months ended June 30, 2010.

* The Portfolio of Investments provides information on the industry categorization for corporate bonds.

Portfolio of Investments (unaudited)
FUND FOR INCOME
June 30, 2010

Principal
Amount,
Warrants or
Shares			Security					Value
			CORPORATE BONDS-97.1%
			Aerospace/Defense-.1%
$ 300	M		Transdigm, Inc., 7.75%, 2014					$ 302,250

			Automotive-2.8%
2,200	M		Cooper Tire & Rubber Co., 8%, 2019					2,194,500
2,525	M		Cooper -Standard Automotive, Inc., 8.5%, 2018		(a)			2,556,562
2,500	M		Goodyear Tire & Rubber Co., 10.5%, 2016					2,731,250
1,750	M		Navistar International Corp., 8.25%, 2021					1,785,000
2,100	M		Oshkosh Corp., 8.5%, 2020					2,194,500
2,325	M		TRW Automotive, Inc., 7.25%, 2017		(a)			2,266,875
								13,728,687
			Building Materials-2.1%
4,175	M		Building Materials Corp., 7.5%, 2020		(a)			4,122,812
1,375	M		Interface, Inc., 11.375%, 2013					1,546,875
1,725	M		Mohawk Industries, Inc., 6.875%, 2016					1,763,813
2,600	M		Texas Industries, Inc., 7.25%, 2013					2,528,500
								9,962,000
			Capital Goods-.6%
2,650	M		Belden CDT, Inc., 9.25%, 2019		(a)			2,809,000

			Chemicals-3.8%
2,675	M		CF Industries, Inc., 7.125%, 2020					2,748,562
5,075	M		Georgia Gulf Corp., 9%, 2017		(a)			5,176,500
3,125	M		Lyondell Chemical Co., 11%, 2018					3,367,188
			Solutia, Inc.:
5,575	M		8.75%, 2017					5,825,875
1,275	M		7.875%, 2020					1,278,188
								18,396,313
			Consumer Durables-1.1%
			Sealy Mattress Co.:
3,500	M		8.25%, 2014					3,526,250
1,392	M		10.875%, 2016		(a)			1,545,120
								5,071,370
			Consumer Non-Durables-2.7%
2,575	M		Acco Brands Corp., 10.625%, 2015					2,806,750
1,200	M		Hanesbrands, Inc., 8%, 2016					1,222,500
2,450	M		Jarden Corp., 7.5%, 2020					2,407,125
2,200	M		Levi Strauss & Co., 7.625%, 2020		(a)			2,167,000
3,025	M		Phillips Van-Heusen Corp., 7.375%, 2020					3,066,594
1,525	M		Spectrum Brands Holdings, Inc., 9.5%, 2018		(a)			1,574,563
								13,244,532
			Energy-14.9%
			Berry Petroleum Co.:
2,600	M		10.25%, 2014					2,808,000
2,925	M		8.25%, 2016					2,844,562
			Chesapeake Energy Corp.:
1,750	M		9.5%, 2015					1,942,500
650	M		6.625%, 2016					663,812
1,850	M		7.25%, 2018					1,919,375
2,300	M		Concho Resources, Inc., 8.625%, 2017					2,380,500
			Consol Energy, Inc.:
2,325	M		8%, 2017		(a)			2,412,187
4,425	M		8.25%, 2020		(a)			4,635,187
			Copano Energy, LLC:
2,075	M		8.125%, 2016					2,054,250
3,700	M		7.75%, 2018					3,515,000
4,750	M		Crosstex Energy, LP, 8.875%, 2018					4,767,812
			El Paso Corp.:
1,150	M		12%, 2013					1,331,125
1,050	M		8.25%, 2016					1,105,125
4,725	M		7%, 2017					4,722,019
350	M		7.25%, 2018					352,693
275	M		7.75%, 2032					273,136
3,975	M		Expro Finance Luxembourg SCA, 8.5%, 2016		(a)			3,816,000
			Ferrellgas Partners, LP:
3,450	M		9.125%, 2017		(a)			3,613,875
2,475	M		8.625%, 2020					2,487,375
1,900	M		Helix Energy Solutions Group, Inc., 9.5%, 2016		(a)			1,757,500
			Hilcorp Energy I, LP:
175	M		7.75%, 2015		(a)			173,250
3,100	M		9%, 2016		(a)			3,193,000
3,875	M		8%, 2020		(a)			3,845,937
			Linn Energy, LLC:
1,275	M		11.75%, 2017					1,453,500
1,600	M		9.875%, 2018					1,704,000
1,300	M		8.625%, 2020		(a)			1,337,375
1,025	M		Penn Virginia Corp., 10.375%, 2016					1,096,750
			Pioneer Natural Resource Co.:
375	M		6.65%, 2017					378,773
475	M		6.875%, 2018					479,360
2,925	M		7.5%, 2020					3,029,121
			Quicksilver Resources, Inc.:
575	M		8.25%, 2015					570,688
1,175	M		7.125%, 2016					1,089,813
2,100	M		11.75%, 2016					2,325,750
1,775	M		9.125%, 2019					1,810,500
								71,889,850
			Financials-2.2%
2,725	M		Ford Motor Credit Co., LLC, 8.7%, 2014					2,842,464
1,150	M		Icahn Enterprises, LP, 7.75%, 2016		(a)			1,124,125
			International Lease Finance Corp.:
1,550	M		5.55%, 2012					1,464,750
1,400	M		6.375%, 2013					1,319,500
750	M		6.625%, 2013					699,375
1,275	M		8.625%, 2015		(a)			1,211,250
1,900	M		8.75%, 2017		(a)			1,805,000
								10,466,464
			Food/Beverage/Tobacco-3.9%
3,675	M		Bumble Bee Foods, LLC, 7.75%, 2015		(a)			3,707,156
3,725	M		Constellation Brands, Inc., 7.25%, 2016					3,776,219
3,725	M		JBS USA, LLC, 11.625%, 2014					4,195,281
3,900	M		Michael Foods Group, Inc., 9.75%, 2018		(a)			4,026,750
2,700	M		Smithfield Foods, Inc., 10%, 2014		(a)			3,003,750
								18,709,156
			Food/Drug-.8%
1,200	M		Ingles Markets, Inc., 8.875%, 2017					1,227,000
950	M		Rite Aid Corp., 9.75%, 2016					997,500
1,775	M		Tops Markets, LLC, 10.125%, 2015		(a)			1,837,125
								4,061,625
			Forest Products/Containers-.8%
3,775	M		Reynolds Group Escrow, LLC, 7.75%, 2016		(a)			3,708,938
188	M		Tekni-Plex, Inc., 8.75%, 2013					148,285
								3,857,223
			Gaming/Leisure-3.6%
2,300	M		Equinox Holdings, Inc., 9.5%, 2016		(a)			2,285,625
2,550	M		Las Vegas Sands Corp., 6.375%, 2015					2,460,750
2,610	M		Mandalay Resort Group, 6.375%, 2011					2,459,925
2,300	M		MCE Finance, Ltd., 10.25%, 2018		(a)			2,400,625
1,950	M		MGM Mirage, Inc., 9%, 2020		(a)			2,013,375
3,000	M		NCL Corp., Ltd., 11.75%, 2016					3,150,000
2,600	M		Yonkers Racing Corp., 11.375%, 2016		(a)			2,798,250
								17,568,550
			Health Care-5.6%
1,250	M		Capella Healthcare, Inc., 9.25%, 2017		(a)			1,265,625
6,375	M		Community Health Systems, Inc., 8.875%, 2015					6,590,156
4,400	M		Genesis Health Ventures, Inc., 9.75%, 2011		(b)		(c)	2,750
			HCA, Inc.:
5,700	M		6.75%, 2013					5,614,500
2,800	M		6.375%, 2015					2,628,500
			LVB Acquisition Holding, LLC (Biomet, Inc.):
625	M		10%, 2017					675,000
2,000	M		11.625%, 2017					2,175,000
3,025	M		Res-Care, Inc., 7.75%, 2013					2,994,750
2,475	M		Talecris Biotherapeutics Holdings Corp., 7.75%, 2016		(a)			2,648,250
2,250	M		Tenet Healthcare Corp., 9.25%, 2015					2,334,375
								26,928,906
			Information Technology-2.4%
			Brocade Communications Systems, Inc.:
750	M		6.625%, 2018		(a)			748,125
850	M		6.875%, 2020		(a)			847,875
2,425	M		Equinix, Inc., 8.125%, 2018					2,491,687
			Jabil Circuit, Inc.:
350	M		7.75%, 2016					367,500
3,825	M		8.25%, 2018					4,073,625
1,500	M		JDA Software Group, Inc., 8%, 2014		(a)			1,515,000
1,350	M		Seagate Technology International, Inc., 10%, 2014		(a)			1,545,750
								11,589,562
			Manufacturing-4.2%
2,400	M		Amsted Industries, Inc., 8.125%, 2018		(a)			2,406,000
			Case New Holland, Inc.:
1,175	M		7.75%, 2013					1,207,312
2,075	M		7.875%, 2017		(a)			2,100,937
2,850	M		Coleman Cable, Inc., 9%, 2018		(a)			2,736,000
1,750	M		CPM Holdings, Inc., 10.625%, 2014		(a)			1,857,187
2,000	M		ESCO Corp., 8.625%, 2013		(a)			1,995,000
			Terex Corp.:
3,100	M		10.875%, 2016					3,355,750
5,100	M		8%, 2017					4,743,000
								20,401,186
			Media-Broadcasting-3.5%
2,800	M		Allbritton Communication Co., 8%, 2018		(a)			2,786,000
			Belo Corp.:
4,000	M		7.25%, 2027					3,380,000
725	M		7.75%, 2027					643,437
			Lin Television Corp.:
1,900	M		6.5%, 2013					1,833,500
675	M		6.5%, 2013					661,500
875	M		8.375%, 2018		(a)			875,000
2,475	M		Nexstar/Mission Braodcasting, Inc., 8.875%, 2017		(a)			2,499,750
4,000	M		Sinclair Television Group, 9.25%, 2017		(a)			4,060,000
								16,739,187
			Media-Cable TV-8.6%
6,250	M		Atlantic Broadband Finance, LLC, 9.375%, 2014					6,328,125
3,025	M		Cablevision Systems Corp., 8.625%, 2017		(a)			3,100,625
1,000	M		CCH II, LLC, 13.5%, 2016					1,170,000
1,900	M		Cequel Communications Holdings I, Inc., 8.625%, 2017		(a)			1,902,375
			Clear Channel Worldwide:
2,500	M		9.25%, 2017		(a)			2,500,000
5,450	M		9.25%, 2017		(a)			5,504,500
1,875	M		CSC Holdings, Inc., 8.5%, 2014		(a)			1,964,062
			Echostar DBS Corp.:
2,250	M		6.625%, 2014					2,255,625
2,525	M		7.75%, 2015					2,613,375
1,625	M		Insight Communications Co., Inc., 9.375%, 2018		(a)			1,625,000
			Quebecor Media, Inc.:
1,300	M		7.75%, 2016					1,280,500
1,000	M		7.75%, 2016					985,000
2,975	M		UPC Germany GmbH, 8.125%, 2017		(a)			2,930,375
1,575	M		Videotron LTEE, 6.375%, 2015					1,567,125
			Virgin Media Finance, PLC:
4,650	M		9.5%, 2016					4,934,813
1,075	M		8.375%, 2019					1,093,813
								41,755,313
			Media-Diversified-1.1%
1,225	M		Interpublic Group of Cos., Inc., 10%, 2017					1,356,688
1,700	M		Lamar Media Corp., 7.875%, 2018		(a)			1,704,250
			MediaNews Group, Inc.:
2,625	M		6.875%, 2013		(b)	(c)		1,641
3,100	M		6.375%, 2014		(b)	(c)		1,938
1,975	M		WMG Acquisition Corp., 9.5%, 2016					2,113,250
								5,177,767
			Metals/Mining-3.9%
925	M		Drummond Co., Inc., 7.375%, 2016					874,125
1,975	M		Essar Steel Algoma, Inc., 9.375%, 2015		(a)			1,886,125
			Novelis, Inc.:
2,075	M		7.25%, 2015					2,012,750
1,600	M		11.5%, 2015					1,680,000
1,175	M		Steel Dynamics, Inc., 7.625%, 2020		(a)			1,175,000
			Teck Resources, Ltd.:
3,850	M		10.25%, 2016					4,548,136
3,150	M		10.75%, 2019					3,865,507
2,425	M		Vedanta Resources, PLC, 9.5%, 2018		(a)			2,588,688
								18,630,331
			Real Estate Investment Trusts-2.3%
1,375	M		Brandywine Operating Partnership, LP, 5.7%, 2017					1,345,224
4,650	M		CB Richard Ellis Service, 11.625%, 2017					5,231,250
675	M		Developers Diversified Realty Corp., 9.625%, 2016					733,161
2,675	M		Dupont Fabros Technology, LP, 8.5%, 2017		(a)			2,755,250
1,000	M		HRPT Properties Trust, 6.25%, 2017					1,019,105
								11,083,990
			Retail-General Merchandise-8.0%
3,075	M		Federated Retail Holdings, Inc., 5.9%, 2016					3,098,062
2,900	M		HSN, Inc., 11.25%, 2016					3,262,500
2,050	M		J.C. Penney Corp., Inc., 7.95%, 2017					2,285,750
2,225	M		Landry's Restaurants, Inc., 11.625%, 2015					2,314,000
			Limited Brands, Inc.:
1,700	M		8.5%, 2019					1,840,250
475	M		7%, 2020					480,938
			Macys Retail Holdings, Inc.:
2,875	M		7.45%, 2017					3,126,563
1,050	M		6.65%, 2024					1,013,250
947	M		Payless ShoeSource, Inc., 8.25%, 2013					961,205
5,800	M		QVC, Inc., 7.5%, 2019		(a)			5,727,500
2,050	M		Susser Holdings Corp., 8.5%, 2016		(a)			2,060,250
6,950	M		Toys R Us Property Co. I, Inc., 10.75%, 2017		(a)			7,627,625
1,400	M		Toys R Us Property Co. II, Inc., 8.5%, 2017		(a)			1,442,000
3,350	M		Yankee Acquisition Corp., 8.5%, 2015					3,404,438
								38,644,331
			Services-1.8%
2,200	M		Hertz Corp., 10.5%, 2016					2,293,500
			Iron Mountain, Inc.:
225	M		8.75%, 2018					233,438
1,125	M		8%, 2020					1,147,500
2,275	M		Kar Holdings, Inc., 8.75%, 2014					2,297,750
2,375	M		Reliance Intermediate Holdings, LP, 9.5%, 2019		(a)			2,514,531
								8,486,719
			Telecommunications-10.0%
2,575	M		Cincinnati Bell, Inc., 8.75%, 2018					2,349,687
			Citizens Communications Co.:
5,500	M		7.125%, 2019					5,115,000
775	M		9%, 2031					722,687
			Frontier Communications Corp.:
50	M		7.875%, 2015		(a)			50,625
1,875	M		8.125%, 2018					1,872,656
1,250	M		8.5%, 2020		(a)			1,259,375
2,125	M		GCI, Inc., 8.625%, 2019		(a)			2,130,312
5,575	M		Inmarsat Finance, PLC, 7.375%, 2017		(a)			5,728,313
2,175	M		Intelsat Corp., 9.25%, 2014					2,234,813
			Intelsat Jackson Holdings, Ltd.:
750	M		9.5%, 2016					791,250
725	M		8.5%, 2019		(a)			735,875
			Nextel Communications, Inc.:
3,550	M		5.95%, 2014					3,310,375
5,725	M		7.375%, 2015					5,467,375
			Qwest Communications International, Inc.:
3,500	M		7.5%, 2014					3,526,250
2,125	M		8%, 2015		(a)			2,194,063
1,275	M		Sprint Capital Corp., 6.875%, 2028					1,064,625
5,050	M		Wind Acquisition Finance SA, 11.75%, 2017		(a)			5,201,500
			Windstream Corp.:
3,100	M		8.625%, 2016					3,138,750
1,550	M		7.875%, 2017					1,520,938
								48,414,469
			Transportation-1.5%
1,600	M		American Petroleum Tankers, LLC, 10.25%, 2015		(a)			1,612,000
			Navios Maritime Holdings:
4,175	M		9.5%, 2014					4,028,875
775	M		8.875%, 2017		(a)			784,688
925	M		Teekay Corp., 8.5%, 2020					925,000
								7,350,563
			Utilities-4.8%
875	M		AES Corp., 9.75%, 2016		(a)			945,000
2,600	M		Calpine Construction Finance Co., LP, 8%, 2016		(a)			2,671,500
875	M		CMS Energy Corp., 8.75%, 2019					970,453
5,250	M		Dynegy Holdings, Inc., 7.75%, 2019					3,655,312
1,650	M		Edison Mission Energy, 7.5%, 2013					1,427,250
1,700	M		Energy Future Holdings Corp., 10%, 2020		(a)			1,700,000
3,475	M		Intergen NV, 9%, 2017		(a)			3,475,000
			NRG Energy, Inc.:
4,625	M		7.375%, 2017					4,590,313
1,375	M		8.5%, 2019					1,404,219
2,600	M		NSG Holdings, LLC, 7.75%, 2025		(a)			2,301,000
								23,140,047
Total Value of Corporate Bonds (cost $463,343,734)								468,409,391
			WARRANTS-.0%
			Building Materials-.0%
1,036		*	Nortek, Inc. (expiring 12/7/14)			(b)		17,257
			Media-Cable TV-.0%
30,628		*	Charter Communications, Inc. - Class "A" (expiring 11/30/14)			(b)		122,512
Total Value of Warrants (cost $13,441,395)								139,769
			COMMON STOCKS-.0%
			Automotive-.0%
37,387		*	Safelite Glass Corporation - Class "B"			(b)		7,290
2,523		*	Safelite Realty Corporation			(b)		25
								7,315
			Building Materials-.0%
394		*	Nortek, Inc.			(b)		14,229
			Telecommunications-.0%
8		*	Viatel Holding (Bermuda), Ltd.			(b)		-
18,224		*	World Access, Inc.					11
								11
Total Value of Common Stocks (cost $633,746)								21,555
			SHORT-TERM INVESTMENTS-1.9%
			Money Market Fund

$ 9,210	M		First Investors Cash Reserve Fund, .22% (cost $9,210,000)			(d)		9,210,000
Total Value of Investments (cost $486,628,875)				99.0%				477,780,715
Other Assets, Less Liabilities				1.0				4,894,554
Net Assets				100.0%				$ 482,675,269

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of Securities
Act of 1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional
investors. At June 30, 2010, the Fund held seventy-five 144A securities with an aggregate value of $186,608,618 representing 38.7%
of the Fund's net assets.

(b)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At June
30, 2010, the Fund held nine securities that were fair valued by the Valuation Committee with an aggregate value of $167,642
representing 0.0% of the Fund's net assets.

(c)	In default as to principal and /or interest payment

(d)	Affiliated unregistered money market fund available only to
First Investors funds and certain accounts managed by First
Investors Management Company, Inc. Rate shown is the 7-day
yield at June 30, 2010.

At June 30, 2010, the cost of investments for federal income tax purposes was $486,628,875. Accumulated net unrealized
depreciation on investments was $8,848,160, consisting of
$18,604,690 gross unrealized appreciation and $27,452,850
gross unrealized depreciation.

Accounting Standards Codification ("ASC") 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of June 30, 2010:

	Level 1 -	Level 2 -	Level 3 -
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Corporate Bonds	$-	$468,403,062	$6,329	$468,409,391
Warrants	-	-	139,769	139,769
Common Stocks	11	-	21,544	21,555
Money Market Fund	9,210,000	-	-	9,210,000
Total Investments in Securities*	$9,210,011	$468,403,062	$167,642	$477,780,715
There were no transfers into or from Level 1 or Level 2 by the Fund during the six months ended June 30, 2010.
* The Portfolio of Investments provides information on the industry categorization for the portfolio.

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

	Investments in	Investments in	Investments in	Investments in
	Corporate Bonds	Auction Rate Securities	Common Stocks	Warrants		Total
Balance, September 30, 2009	$2,750	$2,120,646	$14,045	$-		$2,137,441
Net purchases (sales)	-	(2,300,000)	-	-		(2,300,000)
Change in unrealized
appreciation (depreciation)	-	179,354	(6,730)	(60,950)		111,674
Realized gain	-	-	14,229	200,719		214,948
Transfer in and/or out of Level 3	3,579	-	-	-		3,579
Balance, June 30, 2010	$6,329	$-	$21,544	$139,769	$	$ 167,642

The following is a summary of Level 3 inputs by industry:

Media - Cable TV	$122,512
Building Materials	31,486
Automotive	7,315
Media - Diversified	3,579
Health Care	2,750
	$167,642

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities. Securities may also be priced by pricing services approved by the Trust's Board of Trustees (the "Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification ("ASC") 820 "Fair Value Measurements and Disclosures" ("ASC 820"), formerly known as Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements, investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate and municipal bonds, asset backed, U.S. Government and U.S. Agency securities are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost are categorized in Level 2. Investments in the affiliated unregistered money market fund are categorized as Level 1. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of June 30, 2010, for each Fund's investments is included at the end of each Fund's schedule of investments.

In January 2010, FASB released Accounting Standards Update ("ASU") No. 2010-06, Improving Disclosures about Fair Value Measurements ("ASU No. 2010-06"). Among the new disclosures and clarifications of existing disclosures ASU No. 2010-06 requires the Funds to disclose separately the amounts of significant transfers in and out of Level 1 and 2 fair value measurements and to describe the reasons for the transfers. Significance shall be judged with respect to total earnings and total assets or total liabilities. ASU No. 2010-06 requires the Level 3 roll forward reconciliation of beginning and ending balances to be prepared on a gross basis, in particular separately presenting information about purchases, sales, issuances, and settlements. ASU No. 2010-06 also requires disclosure of the reasons for significant transfers in and out of Level 3. The Funds adopted ASU No. 2010-06 on January 1, 2010, except for the Level 3 gross basis roll forward reconciliation, which is effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds

By /S/ KATHRYN S. HEAD

Kathryn S. Head

President and Principal Executive Officer

Date: August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Income Funds

By /S/ KATHRYN S. HEAD

Kathryn S. Head

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: August 30, 2010